T. ROWE PRICE SPECTRUM INCOME FUND
September 30, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	12/31/19	Cost	Cost	Shares	9/30/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 86.1%
T. Rowe Price Funds:
New Income Fund	1,241,462	168,581	241,617	119,469,324	1,183,941
High Yield Fund	1,038,921	155,497	51,237	173,600,710	1,104,100
Emerging Markets Bond Fund	574,451	63,102	70,085	49,955,108	541,014
GNMA Fund	609,527	15,544	185,940	48,264,239	455,132
International Bond Fund (USD
Hedged)	474,556	33,790	121,085	38,858,570	397,135
Floating Rate Fund	341,276	71,446	20,907	40,704,420	378,144
Corporate Income Fund	295,420	58,755	35,700	32,152,529	325,062
Emerging Markets Local Currency
Bond Fund	353,307	18,725	20,521	54,731,381	320,726
Short-Term Bond Fund	356,798	21,144	123,630	53,637,859	259,071
Dynamic Global Bond Fund	277,100	23,035	56,748	26,519,029	257,234
International Bond Fund	137,253	124,241	11,371	27,368,992	256,995
Limited Duration Inflation Focused
Bond Fund	172,206	3,117	82,679	18,665,021	96,685
U. S. Treasury Long-Term Fund	84,872	2,939	45,014	2,971,397	45,552
U.S. Treasury Intermediate Fund	17,994	106	17,507	86,474	547
Total Bond Mutual Funds (Cost $5,321,643)					5,621,338

EQUITY MUTUAL FUNDS 12.3%
T. Rowe Price Funds:
Equity Income Fund	877,124	362,050	334,903	30,518,390	803,854
Total Equity Mutual Funds (Cost $597,216)					803,854

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INCOME FUND

	$ Value	$ Purchase	$ Sales		$ Value
	12/31/19	Cost	Cost	Shares	9/30/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.01% (2)	42,672	435,676	373,845	104,502,713	104,503
Total Short-Term Investments (Cost $104,503)					104,503

Total Investments in Securities 100.0%
(Cost $6,023,362)					$6,529,695

Other Assets Less Liabilities 0.0%					128

Net Assets 100.0%					$6,529,823

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INCOME FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Corporate Income Fund	$(647)	$6,587	$6,753
Dynamic Global Bond Fund	(1,966)	13,847	3,706
Emerging Markets Bond Fund	(7,149)	(26,454)	19,016
Emerging Markets Local
Currency Bond Fund	(3,091)	(30,785)	11,207
Equity Income Fund	(51,296)	(100,417)	17,046
Floating Rate Fund	(2,079)	(13,671)	11,092
GNMA Fund	(1,187)	16,001	6,767
High Yield Fund	(2,626)	(39,081)	41,712
International Bond Fund	681	6,872	1,774
International Bond Fund (USD
Hedged)	(506)	9,874	4,871
Limited Duration Inflation
Focused Bond Fund	(2,940)	4,041	545
New Income Fund	6,412	15,515	21,639
Short-Term Bond Fund	253	4,759	4,530
U. S. Treasury Intermediate Fund	1,316	(46)	71
U. S. Treasury Long-Term Fund	12,587	2,755	771
U. S. Treasury Money Fund	—	—	41
Totals	$(52,238) #	$(130,203)	$151,541+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $151,541 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum Income Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On September 30, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.